Revenue from contracts with customers - Interest income net (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue from contracts with customers.
Interest revenue calculated using the effective interest rate	₽ (8,805)	₽ (6,764)	₽ (3,453)
Interest expense classified as part of cost of revenue	500	454	505
Interest income and expenses from non-banking loans, net, classified separately in the consolidated statement of comprehensive income	26	(58)	(92)
Interest income, net, for the purposes of consolidated cash flow statement	₽ (8,279)	₽ (6,368)	₽ (3,040)